Credit Impairment Losses and Provisions (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Impairment Losses and Provisions
Half year to 30 June 2019 £m	Half year to 30 June 2018 £m
Credit impairment losses:
Loans and advances to customers (See Note 10)	108	102
Recoveries of loans and advances, net of collection costs	(38)	(21)
Off-balance sheet exposures (See Note 21)	(1)	10

	69	91

Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 21)	205	33
Provisions for residual value (RV) and voluntary termination (See Note 10)	1	—

	206	33

	275	124